Short-term debt and short-term debt from related parties (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 19, 2016 EUR (€)	Dec. 31, 2015
Debt
Short-term debt		€ 760,279	€ 572,010
Short-term debt from related parties		9,000	3,000
Short-term debt and short-term debt from related parties		€ 769,279	€ 575,010
Average interest rate (as a percent)	4.19%	4.19%	4.64%		4.48%
Commercial paper program
Debt
Short-term debt		€ 679,886	€ 475,915
Borrowings under lines of credit
Debt
Short-term debt		€ 79,313	€ 89,451
Average interest rate (as a percent)	6.72%	6.72%	6.46%
Remaining borrowing capacity		€ 258,066	€ 229,966
Offset amount		318,654	325,485
Other
Debt
Short-term debt		€ 1,080	€ 6,644
Maximum | Commercial paper program
Debt
Commercial paper borrowing limit				€ 1,000,000
Fresenius SE (largest shareholder)
Debt
Average interest rate (as a percent)	0.825%	0.825%
Number of short-term advances | item	1
Short term borrowing from related party | $	$ 400,000